Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Increase in short-term lease cost	$ 701	$ 397	$ 199
Operating lease, payments	$ 9,130	10,037	8,965
Operating lease, weighted average remaining lease term	6 years 8 months 15 days
Operating lease, weighted average discount rate, percent	4.26%
Sublease income	$ 1,051	$ 226	$ 0